Borrowings - Schedule of Financing Liabilities (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt, gross		$ 2,953,518		$ 2,258,641		$ 1,266,973
Financing Liabilities [Member]
Debt Instrument [Line Items]
Long-term debt, gross		2,953,518		2,258,641		1,266,973
Financing Liabilities [Member] | Servicing [Member]
Debt Instrument [Line Items]
Long-term debt, gross		723,914		814,389		633,804
Financing Liabilities [Member] | Lending [Member]
Debt Instrument [Line Items]
Long-term debt, gross				1,444,252		633,169
Financing Liability - MSRs Pledged [Member] | Financing Liabilities [Member] | Servicing [Member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 560,059	[1]	$ 614,441	[1],[2]	633,804	[2]
Secured Notes, Ocwen Asset Servicing Income Series, Series 2014-1 [Member] | Financing Liabilities [Member] | Servicing [Member]
Debt Instrument [Line Items]
Maturity date		Feb. 28, 2028	[3]	Feb. 28, 2028
Long-term debt, gross		$ 100,000	[3]	$ 111,459	[3],[4]	0	[4]
Financing Liability – Advances Pledged [Member] | Financing Liabilities [Member] | Servicing [Member]
Debt Instrument [Line Items]
Long-term debt, gross		63,855	[5]	88,489	[5],[6]	0	[6]
Financing Liability - MSRs Pledged [Member] | Financing Liabilities [Member] | Lending [Member]
Debt Instrument [Line Items]
Long-term debt, gross	[7]			0		17,593
HMBS - Related Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 2,200,000		1,400,000
HMBS - Related Borrowings [Member] | Financing Liabilities [Member] | Lending [Member]
Debt Instrument [Line Items]
Interest rate	[8]	2.48%
Long-term debt, gross		$ 2,229,604	[8]	$ 1,444,252	[8],[9]	$ 615,576	[9]
LIBOR [Member] | HMBS - Related Borrowings [Member] | Financing Liabilities [Member]
Debt Instrument [Line Items]
Interest rate				2.43%

[1]	This financing liability arose in connection with the NRZ/HLSS Transactions and has no contractual maturity. The balance of the liability is adjusted each reporting period to its fair value based on the present value of the estimated future cash flows underlying the related MSRs.
[2]	This financing liability arose in connection with the HLSS Transactions and has no contractual maturity. The balance of the liability is adjusted each reporting period to its fair value based on the present value of the estimated future cash flows underlying the related MSRs.
[3]	OASIS noteholders are entitled to receive a monthly payment amount equal to the sum of: (a) the designated servicing fee amount (21 basis points of the UPB of the reference pool of Freddie Mac mortgages); (b) any termination payment amounts; (c) any excess refinance amounts; and (d) the note redemption amounts, each as defined in the indenture supplement for the notes. The notes have a final stated maturity of February 2028. We accounted for this transaction as a financing. Monthly amortization of the liability is estimated using the proportion of monthly projected service fees on the underlying MSRs as a percentage of lifetime projected fees, adjusted for the term of the security.
[4]	OASIS noteholders are entitled to receive a monthly payment amount equal to the sum of: (a) the designated servicing fee amount (21 basis points of the UPB of the reference pool of Freddie Mac mortgages); (b) any termination payment amounts; (c) any excess refinance amounts; and (d) the note redemption amounts, each as defined in the indenture supplement for the notes. The notes have a final stated maturity of February 2028. We accounted for this transaction as a financing. Monthly amortization of the liability is estimated using the proportion of monthly projected service fees on the underlying MSRs as a percentage of lifetime projected fees, adjusted for the term of the security.
[5]	Certain sales of advances in 2014 did not qualify for sales accounting treatment and were accounted for as a financing.
[6]	Certain advances were sold to HLSS Mortgage and HLSS SEZ LP on March 4, 2014 and May 2, 2014, respectively. These sales of advances did not qualify for sales accounting treatment and were accounted for as a financing.
[7]	Represents sales of MSRs to a third party that were being accounted for as a financing. The financing liability was being amortized using the interest method with the servicing income that was remitted to the purchaser representing payments of principal and interest. In April 2014, we derecognized the remaining liability related to this MSR sale. During 2014, we recognized a gain of $2.6 million on the extinguishment of the financing liability.
[8]	Represents amounts due to the holders of beneficial interests in Ginnie Mae guaranteed HMBS. The beneficial interests have no maturity dates, and the borrowings mature as the related loans are repaid.
[9]	Represents amounts due to the holders of beneficial interests in Ginnie Mae guaranteed HMBS. The beneficial interests have no maturity dates, and the borrowings mature as the related loans are repaid.